EARNINGS PER COMMON SHARE - Narrative (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Earnings (loss) attributable to common shareholders	$ 1,550	$ 1,721
Weighted average number of common shares (in shares)	581	573
Earnings attributable to common shareholders, net of preferred share dividends	$ 1,550	$ 1,721
Adjusted weighted average number of ordinary shares outstanding (in shares)	582	574